Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share-based payments reserve	Translation reserve	Additional paid-in capital	Accumulated deficit	Total shareholders' equity	Non-controlling interest	Total
Beginning Balance at Dec. 31, 2019	$ 27	$ 9,813	$ 1	$ 111	$ (58,522)	$ (48,570)		$ (48,570)
Beginning Balance (in Shares) at Dec. 31, 2019	20,000
Profit/(Loss) for the period					(751)	(751)		(751)
Other comprehensive income					15	15		15
Total comprehensive income/(loss) for the year, net of tax					(736)	(736)		(736)
Share-based payments		2,159			(1,147)	1,012		1,012
Distribution and dividends					(53,614)	(53,614)		(53,614)
Total transactions with shareholders		2,159			(54,761)	(52,602)		(52,602)
Ending Balance at Dec. 31, 2020	$ 27	11,972	1	111	(114,019)	(101,908)		(101,908)
Ending Balance (in Shares) at Dec. 31, 2020	20,000
Profit/(Loss) for the period					(117,455)	(117,455)	$ 11	(117,444)
Other comprehensive income			36		(25)	11		11
Total comprehensive income/(loss) for the year, net of tax		11,972	37	111	(117,480)	(117,444)	11	(117,433)
Equity contribution from shareholders	$ (27)			119,681		119,654		$ 119,654
Issuance of shares upon the Transaction (in shares)								196,503,101
Share-based payments		128,517			2	128,519		$ 128,519
Share warrant obligations				(32,109)		(32,109)		(32,109)
Acquisition of non-controlling interest							33	33
Distribution and dividends				(61,804)	(96,000)	(157,804)		(157,804)
Total transactions with shareholders	$ (27)	128,517		25,768	(95,998)	58,260	33	$ 58,293
Total transactions with shareholders (in shares)								196,503,101
Ending Balance at Dec. 31, 2021		140,489	37	25,879	(327,497)	(161,092)	44	$ (161,048)
Ending Balance (in Shares) at Dec. 31, 2021	196,523,101							196,523,101
Profit/(Loss) for the period					7,303	7,303	107	$ 7,410
Other comprehensive income			3,456	(118)		3,338		3,338
Total comprehensive income/(loss) for the year, net of tax			3,456	(118)	7,303	10,641	107	10,748
Issue of ordinary shares related to business combination				(2,103)		(2,103)		(2,103)
Issuance of shares upon the Transaction (in shares)	569,301
Share-based payments		3,751				3,751		3,751
Distribution and dividends				(27)		(27)		(27)
Elimination of non-controlling interest at disposal of subsidiaries							(151)	(151)
Total transactions with shareholders		3,751		(2,076)		1,675	$ (151)	1,524
Total transactions with shareholders (in shares)	569,301
Ending Balance at Dec. 31, 2022		$ 144,240	$ 3,493	$ 23,685	$ (320,194)	$ (148,776)		$ (148,776)
Ending Balance (in Shares) at Dec. 31, 2022	197,092,402